Stock-Based Compensation - Stock compensation expense (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense, Options		$ 27,361	$ 17,613	$ 7,210
Stock compensation expense, RSU		297,677	0	0
Share-based compensation expense		325,038	17,613	7,210
Proceeds from the exercise of stock options		27,587	$ 1,148	552
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based compensation		$ 848,600
Recognition period for unrecognized share-based compensation		2 years 2 months 12 days
Weighted average grant date fair value per share		$ 2.00	$ 2.00
Proceeds from the exercise of stock options		$ 27,600	$ 1,100
Aggregate intrinsic value of stock options exercised		1,256,000	3,400
Grant date fair value of stock options vested		35,100	9,800
Time Based
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense, Options		8,176	7,065	7,210
Stock compensation expense, RSU		21,286	0	0
Share-based compensation expense		29,462	7,065	7,210
PSP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense, Options		1,633	5,222	0
Stock compensation expense, RSU		21,275	0	0
Share-based compensation expense		22,908	5,222	0
LTIP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense, Options	[1]	9,552	5,326	0
Stock compensation expense, RSU	[1]	255,116	0	0
Share-based compensation expense	[1]	264,668	5,326	0
Class B Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense, Options	[2]	8,000	0	0
Stock compensation expense, RSU	[2]	0	0	0
Share-based compensation expense	[2]	$ 8,000	$ 0	$ 0

[1]	Resulting from amortization of stock-based compensation expense and anticipated achievement of share price targets
[2]	Related to the Business Combination; Class B shares have no economic rights.